MASSMUTUAL SELECT FUNDS

Supplement dated December 8, 2011 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective December 1, 2011, the Focused Value Fund will move from the Multi Cap Value category to the Large Cap Core category.

The following information replaces similar information for the BlackRock Global Allocation Fund found on page 22 in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees (Fund and Select Cayman Fund)	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.17%	.27%	.42%	.42%
Other Expenses of the Select Cayman Fund	.01%	.01%	.01%	.01%
Remainder of Other Expenses	.15%	.25%	.40%	.40%
Acquired Fund Fees and Expenses	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses(2)	.97%	1.07%	1.22%	1.47%
Expense Reimbursement	(.10%)	(.10%)	(.10%)	(.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.88%	.98%	1.13%	1.38%
(1)	Other expenses have been restated to reflect an increase in Other Expenses of the Select Cayman Fund.
(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, short sale dividend and loan expense, Acquired Fund fees and expenses, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .86%, .96%, 1.11% and 1.36% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 90	$ 302	$ 532	$1,192
Class Y	$100	$ 334	$ 586	$1,308
Class L	$115	$ 380	$ 666	$1,480
Class A	$707	$1,007	$1,328	$2,234

The following information replaces similar information for the BlackRock Global Allocation Fund found on page 23 in the section titled Principal Investment Strategies:

The Fund may invest a portion of its assets in securities related to real assets (like real estate or precious metals-related securities) such as stock, bonds or convertible bonds issued by real estate investment trusts (“REITs”) or companies that mine precious metals. The Fund may sell securities short for hedging or investment purposes. The Fund will not make a short sale, other than a short sale “against the box,” if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of its total assets. The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets, including precious metals, agriculture, energy, livestock or industrial metals, through investment in commodity-linked derivative instruments including futures contracts, options, interest rate swaps, total return swaps and credit default swaps, and investment vehicles that invest directly in commodities, including exchange-traded funds. The Fund may also attempt to earn qualifying income under applicable tax rules from commodities and commodities-related investments by investing up to 25% of its total assets in the MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Select Cayman Fund”), which was formed in the Cayman Islands and is a wholly owned subsidiary of the Fund, the purpose of which is to invest primarily in commodity-related instruments.

The following information replaces similar information found on page 25 in the section titled Principal Risks:

Select Cayman Fund Risk The Fund’s investments in the Select Cayman Fund expose the Fund to the risks associated with that entity’s investments, which are generally the risks of commodities-related investments. The Select Cayman Fund is not subject to the investor protections of the Investment Company Act of 1940, as amended (the “1940 Act”). Changes in U.S. or Cayman laws could result in the inability of the Fund to operate as intended, which could adversely affect the investment returns of the Fund.

The following information replaces similar information found under Fees and Expenses of the Fund on page 44 for the Indexed Equity Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class S	Class Y	Class L	Class A	Class N
Management Fees	.10%	.10%	.10%	.10%	.10%	.10%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.16%	.38%	.41%	.56%	.56%	.61%
Total Annual Fund Operating Expenses	.26%	.48%	.51%	.66%	.91%	1.21%
Fee Waiver	(.05%)	(.05%)	(.05%)	(.25%)	(.25%)	(.25%)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.21%	.43%	.46%	.41%	.66%	.96%
(1)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the most recent fiscal year.
(2)

The expenses in the above table reflect written agreements by MassMutual to (i) waive .20% of the administrative and shareholder services fee for Class L, Class A and Class N of the Fund through April 1, 2012, and (ii) waive .05% of the management fees of the Fund through March 31, 2013. The agreements can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$ 22	$ 76	$ 139	$ 324
Class S	$ 44	$147	$ 262	$ 597
Class Y	$ 47	$156	$ 278	$ 634
Class L	$ 42	$178	$ 335	$ 791
Class A	$639	$817	$1,019	$1,601
Class N	$198	$351	$ 633	$1,436

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$98	$351	$633	$1,436

The following information replaces similar information found under Fees and Expenses of the Fund on page 60 for the Growth Opportunities Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.73%	.73%	.73%	.73%	.73%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.29%	.39%	.54%	.54%	.59%
Total Annual Fund Operating Expenses	1.02%	1.12%	1.27%	1.52%	1.82%
Fee Waiver	(.15%)	(.15%)	(.15%)	(.15%)	(.15%)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.87%	.97%	1.12%	1.37%	1.67%
(1)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the most recent fiscal year.
(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .15% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 89	$ 305	$ 544	$1,229
Class Y	$ 99	$ 336	$ 597	$1,345
Class L	$114	$ 383	$ 678	$1,516
Class A	$706	$1,009	$1,338	$2,267
Class N	$270	$ 553	$ 966	$2,121

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$170	$553	$966	$2,121

The following information replaces similar information found under Fees and Expenses of the Fund on page 72 for the Mid-Cap Value Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.70%	.70%	.70%	.70%	.70%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.22%	.32%	.47%	.47%	.52%
Total Annual Fund Operating Expenses	.92%	1.02%	1.17%	1.42%	1.72%
Fee Waiver	(.10%)	(.10%)	(.10%)	(.10%)	(.10%)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.82%	.92%	1.07%	1.32%	1.62%
(1)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the most recent fiscal year.
(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 84	$279	$ 495	$1,118
Class Y	$ 94	$312	$ 550	$1,236
Class L	$109	$359	$ 631	$1,409
Class A	$702	$986	$1,295	$2,168
Class N	$265	$529	$ 921	$2,019

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$165	$529	$921	$2,019

The following information replaces similar information found on page 184 in the section titled Additional Information Regarding Principal Risks:

Select Cayman Fund Risk

To the extent it invests in the Select Cayman Fund, the BlackRock Global Allocation Fund is indirectly exposed to the risks associated with the Select Cayman Fund’s investments. The commodity-related instruments held by the Select Cayman Fund generally are subject to the risks of commodities-related investments described above. The Select Cayman Fund is not registered under the 1940 Act, and is not subject to all the investor protections of the 1940 Act. However, the BlackRock Global Allocation Fund wholly owns and controls the Select Cayman Fund, and the BlackRock Global Allocation Fund is subadvised and the Select Cayman Fund is advised, by BlackRock. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the BlackRock Global Allocation Fund and/or the Select Cayman Fund to operate as described in this Prospectus and the SAI and could adversely affect the BlackRock Global Allocation Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Select Cayman Fund. If Cayman Islands law changes such that the Select Cayman Fund must pay Cayman Islands taxes, BlackRock Global Allocation Fund shareholders would likely experience decreased investment returns.

The following information is added above the last paragraph on page 211 in the section titled Taxation and Distributions:

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, derive at least 90% of its gross income from certain specified sources (such income, “qualifying income”). Direct investment in commodities and certain commodity-related instruments generally do not, under published Internal Revenue Service (“IRS”) guidance, produce qualifying income. The BlackRock Global Allocation Fund intends to gain exposure to the commodities markets indirectly through its investments in the Select Cayman Fund, which, in turn, invests in such commodity-related instruments. The IRS has issued a private letter ruling to the BlackRock Global Allocation Fund confirming that income derived from the BlackRock Global Allocation Fund’s investment in the Select Cayman Fund will constitute qualifying income to the BlackRock Global Allocation Fund.

It is expected that the Select Cayman Fund generally will not be subject to U.S. federal income tax. It will, however, be considered a controlled foreign corporation for U.S. federal tax purposes, and the Fund will be required to include in its income annually amounts earned by the Select Cayman Fund during that year, regardless of whether such income is distributed by the Select Cayman Fund to the Fund. Gains from the sales of investments by the Select Cayman Fund will not be eligible for capital gain treatment, but instead will be treated as ordinary income when included in income by the Fund. Furthermore, the BlackRock Global Allocation Fund will be required to distribute the Select Cayman Fund’s income annually to its shareholders in order to avoid any tax liability at the Fund level and continue to be treated as a regulated investment company, whether or not the Select Cayman Fund makes a distribution to the Fund during the taxable year. As a result, the BlackRock Global Allocation Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to meet these distributions requirements.

The following information replaces the first two paragraphs found on page 207 in the section titled Buying, Redeeming and Exchanging Shares:

The Funds sell their shares at a price equal to their NAV plus any initial sales charge that applies (see “Determining Net Asset Value” below). The Funds have authorized one or more broker-dealers or other intermediaries to receive purchase orders on their behalf. Such broker-dealers or other intermediaries may themselves designate other intermediaries to receive purchase orders on the Funds’ behalf. Your purchase order will be priced at the next NAV calculated after the order is received in good form by the transfer agent, MassMutual, broker-dealer, or another intermediary authorized for this purpose. If you purchase shares through an intermediary, then, in order for your purchase to be based on a Fund’s next determined NAV, the intermediary must receive your request before the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time), and the intermediary must subsequently communicate the request properly to the Funds. Shares purchased through an intermediary may be subject to transaction and/or other fees. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order (generally within one Business Day) and can suspend purchases if it is in their best interest. A “Business Day” is every day the NYSE is open.

The Funds have authorized one or more broker-dealers or other intermediaries to receive redemption requests on their behalf. Such broker-dealers or other intermediaries may themselves designate other intermediaries to receive redemption requests on the Funds’ behalf. The Funds redeem their shares at their next NAV computed after your redemption request is received by the transfer agent, MassMutual, broker-dealer, or another intermediary. If you redeem shares through an intermediary, then, in order for your redemption price to be based on a Fund’s next determined NAV, the intermediary must receive your request before the close of regular trading on the NYSE, and the intermediary must subsequently communicate the request properly to the Funds. Shares redeemed through an intermediary may be subject to transaction and/or other fees. You will usually receive payment for your shares within 7 days after your redemption request is received in good form. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-11-10

MASSMUTUAL SELECT FUNDS

MassMutual Select Indexed Equity Fund

Supplement dated December 8, 2011 to the

Summary Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found under Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class S	Class Y	Class L	Class A	Class N
Management Fees	.10%	.10%	.10%	.10%	.10%	.10%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.16%	.38%	.41%	.56%	.56%	.61%
Total Annual Fund Operating Expenses	.26%	.48%	.51%	.66%	.91%	1.21%
Fee Waiver	(.05%)	(.05%)	(.05%)	(.25%)	(.25%)	(.25%)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.21%	.43%	.46%	.41%	.66%	.96%
(1)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the most recent fiscal year.
(2)

The expenses in the above table reflect written agreements by MassMutual to (i) waive .20% of the administrative and shareholder services fee for Class L, Class A and Class N of the Fund through April 1, 2012, and (ii) waive .05% of the management fees of the Fund through March 31, 2013. The agreements can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$ 22	$ 76	$ 139	$ 324
Class S	$ 44	$147	$ 262	$ 597
Class Y	$ 47	$156	$ 278	$ 634
Class L	$ 42	$178	$ 335	$ 791
Class A	$639	$817	$1,019	$1,601
Class N	$198	$351	$ 633	$1,436

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$98	$351	$633	$1,436

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Growth Opportunities Fund

Supplement dated December 8, 2011 to the

Summary Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found under Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.73%	.73%	.73%	.73%	.73%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.29%	.39%	.54%	.54%	.59%
Total Annual Fund Operating Expenses	1.02%	1.12%	1.27%	1.52%	1.82%
Fee Waiver	(.15%)	(.15%)	(.15%)	(.15%)	(.15%)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.87%	.97%	1.12%	1.37%	1.67%
(1)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the most recent fiscal year.
(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .15% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 89	$ 305	$ 544	$1,229
Class Y	$ 99	$ 336	$ 597	$1,345
Class L	$114	$ 383	$ 678	$1,516
Class A	$706	$1,009	$1,338	$2,267
Class N	$270	$ 553	$ 966	$2,121

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$170	$553	$966	$2,121

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Mid-Cap Value Fund

Supplement dated December 8, 2011 to the

Summary Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found under Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.70%	.70%	.70%	.70%	.70%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.22%	.32%	.47%	.47%	.52%
Total Annual Fund Operating Expenses	.92%	1.02%	1.17%	1.42%	1.72%
Fee Waiver	(.10%)	(.10%)	(.10%)	(.10%)	(.10%)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.82%	.92%	1.07%	1.32%	1.62%
(1)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the most recent fiscal year.
(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 84	$279	$ 495	$1,118
Class Y	$ 94	$312	$ 550	$1,236
Class L	$109	$359	$ 631	$1,409
Class A	$702	$986	$1,295	$2,168
Class N	$265	$529	$ 921	$2,019

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$165	$529	$921	$2,019

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01